DEAR CONTRACT OWNERS:

An environment of declining interest rates and a favorable outlook for inflation helped establish a pattern of positive performance in both fixed-income and equity markets around the world during the past 12 months. Yields on many fixed-income securities continued to decline throughout the year, and as bond prices rose in response to these declines, all of the fixed-income funds available under your contract experienced positive total returns. At the same time, lower interest rates and strong corporate earnings reports through most of the year helped the prices of many stocks to rise over the period, producing strong returns. For the 12 months ended December 31, 1995, the market, as measured by the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock performance, returned +37.53%. All of the equity funds available under your contract achieved positive results.

U.S. OUTLOOK
Moderate but sustainable growth was the hallmark of the economic expansion's fifth year, although some signs of sluggishness were seen late in the year. Recent retail sales, for example, have been disappointing, in part because of rising levels of consumer debt. Growth is not expected to get much help from the manufacturing sector, either, as order flows from manufacturers have moderated. Export activity, meanwhile, is also expected to remain modest as continued weakness abroad limits demand for many U.S. goods. However, the Federal Reserve Board's consistent and, so far, successful efforts to fight inflation seem to be giving consumers and businesses enough longer-term confidence to help maintain modest growth in real (adjusted for inflation) gross domestic product into 1996.

GLOBAL OUTLOOK
A pattern of slow to moderate growth and low and controlled inflation remains a dominant theme in major industrialized countries, including the United States. While the recent recovery of the dollar against the German mark and the Japanese yen has added some strength to the economies of Europe and Japan, the outlook is for sluggish economic growth in the near term. Although moves by central banks in Germany and Japan to lower interest rates have helped stimulate domestic demand, many industrial companies in these countries are still struggling to compete in a global marketplace in which the prices of their products are less competitively priced. On the positive side, this does mean little to no inflationary pressure in these countries, and we believe that this, combined with potential further reductions in interest rates, could help provide a foundation for stronger economic growth in the long run. Also, it appears that many of the cost-cutting measures taken by companies in these countries over the past few years will ultimately provide earnings leverage when economic growth improves. Inflation in most overseas economies remains in a downward trend, providing fixed-income investors with opportunities for relatively attractive real rates of interest, possibly accompanied by moderate price appreciation. While the dollar continues to represent a sound store of long-term value, its relative strength in the near term is being restrained by the persistent U.S. current-account deficit.

BOND MARKETS
Prospects for the Federal Reserve to lower short-term interest rates appear favorable as the economy continues to be in a slow-growth mode. Long-term yields, meanwhile, moved noticeably downward in the latter months of 1995 in anticipation of more modest fourth-quarter growth with continued low inflation. While there were some increases in commodity prices early in 1996, companies found it difficult to pass these on at the consumer level as they continue to fight for market share. Additionally, unit labor costs remain under control and seem to be growing at a pace that is near or below the ongoing inflation rate. Thus, with long-term U.S. government bonds yielding approximately 6% in an environment of 2% to 3% inflation, real rates of return in the fixed-income markets remain relatively attractive.

In world bond markets, slowing economic growth, low inflation, and declining official interest rates helped result in solid performance during the past year. European governments are engaged in multi-year programs to reduce their budget deficits and debt levels. These programs are positive for bonds, in that lower government spending tends to reduce inflationary pressures and lower issuance of government debt reduces supply pressures on the bond market. In the Japanese market, powerful deflationary forces have supported a drop in yields to historically low levels. We now feel this process may be drawing to an end, given a reversal of priorities at the central bank from fighting inflation, which is now non-existent, to offsetting the downward spiral of deflation. Meanwhile, the high returns of the U.S. bond market have been echoed in other U.S. dollar-bloc markets, including Australia, New Zealand, and Canada, all of which saw positive performance over the last 12 months. The Australian market currently offers significantly higher yields than the U.S. market and represents good value. As long as the outlook for U.S. bonds remains positive, these related markets could demonstrate relatively good performance.

STOCK MARKETS
After some volatility late in the third quarter, the stock market continued to strengthen. Although many companies reported solid third-quarter results, there was some weakness in the earnings of retail, financial services and even some technology companies. However, a slowdown in earnings may be a positive development if it is an indication that the economy is not overheating and inflation is under control. While we see a deceleration of corporate earnings as the inevitable consequence of traditional business cycles, we remain encouraged by the high absolute level of profitability among U.S. companies. Also, many companies' increasing emphasis on cost containment and growing use of technology have helped keep them highly competitive and reasonably profitable. Looking ahead, we believe that a stabilizing interest rate environment, coupled with reasonable earnings reports, could justify current market valuations.

We appreciate your support and welcome any questions or comments you may have.

On behalf of the Board of Directors,
John D. McNeil
Chairman
January 12, 1996

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                                              Unit Value
                                                                   ---------------------------------
                                                                                       December 31,    Percent Change
Compass 1 (U.S.) Contracts                                         December 31, 1995       1994        in Unit Value
                                                                   -----------------   -------------   --------------
  Massachusetts Investors Trust..................................       $52.6746          $38.3097         37.50%
  Massachusetts Investors Growth Stock Fund......................        40.3897           31.8549         26.79%
  MFS Total Return Fund..........................................        46.4569           37.0619         25.35%
  MFS Growth Opportunities Fund..................................        34.5473           26.0211         32.77%
  MFS Research Fund..............................................        48.2543           35.2820         36.77%
  MFS Bond Fund..................................................        33.5161           27.9595         19.87%
  MFS Money Market Fund..........................................        18.9505           18.2359          3.92%
  MFS Government Money Market Fund...............................        18.2642           17.5882          3.84%
  MFS High Income Fund...........................................        34.3557           29.6848         15.73%
  MFS World Governments Fund.....................................        36.8194           32.3034         13.98%
  MFS Emerging Growth Fund.......................................        44.8831           32.2107         39.34%

Investment return and principal value will fluctuate, and units, when surrendered, may be worth more or less than their original cost.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION -- December 31, 1995

ASSETS:
  Investments in mutual funds:                       Shares        Cost         Value
                                                    ---------  ------------  ------------
    Massachusetts Investors Trust ("MIT")*........    952,000  $ 11,799,462  $ 12,095,883
    Massachusetts Investors Growth Stock Fund
     ("MIG")*.....................................    703,267     7,468,114     7,478,055
    MFS Total Return Fund ("MTR")*................  1,643,591    20,415,307    23,685,733
    MFS Growth Opportunities Fund ("MGO")*........  2,435,845    26,773,181    29,087,456
    MFS Research Fund ("MFR")*....................    492,475     6,021,587     7,700,759
    MFS Bond Fund ("MFB")*........................    564,754     7,709,256     7,724,477
    MFS Money Market Fund ("MCM").................  7,069,653     7,069,653     7,069,653
    MFS Government Money Market Fund ("MCG")......  1,977,361     1,977,361     1,977,361
    MFS High Income Fund ("MFH")*.................  1,774,453     9,026,702     9,188,395
    MFS World Governments Fund ("MWG")*...........    285,189     3,422,303     3,142,297
    MFS Emerging Growth Fund ("MEG")*.............    629,542    10,405,523    16,814,922
                                                               ------------  ------------
                                                               $112,088,449  $125,964,991
                                                               ------------
                                                               ------------

LIABILITY:
  Payable to sponsor.......................................................        19,532
                                                                             ------------
        Net assets.........................................................  $125,945,459
                                                                             ------------
                                                                             ------------

                                                                Applicable to Owners of
                                                               Deferred Variable Annuity
                                                                       Contracts               Reserve for
                                                           ----------------------------------   Variable
NET ASSETS OF CONTRACT OWNERS:                              Units   Unit Value      Value       Annuities       Total
                                                           -------  ----------   ------------  -----------   ------------
    MIT..................................................  228,398   $52.6746    $ 12,028,862    $ 64,490    $ 12,093,352
    MIG..................................................  183,386    40.3897       7,405,788      77,476       7,483,264
    MTR..................................................  502,308    46.4569      23,341,200     276,106      23,617,306
    MGO..................................................  835,555    34.5473      28,983,611     143,061      29,126,672
    MFR..................................................  158,916    48.2543       7,669,909      30,037       7,699,946
    MFB..................................................  226,571    33.5161       7,669,685      60,377       7,730,062
    MCM..................................................  371,369    18.9505       7,035,857      32,709       7,068,566
    MCG..................................................  108,206    18.2642       1,976,102       1,313       1,977,415
    MFH..................................................  264,391    34.3557       9,071,935     146,184       9,218,119
    MWG..................................................   83,177    36.8194       3,062,372      39,641       3,102,013
    MEG..................................................  372,726    44.8831      16,728,380     100,364      16,828,744
                                                                                 ------------  -----------   ------------
        Net assets............................................................   $124,973,701    $971,758    $125,945,459
                                                                                 ------------  -----------   ------------
                                                                                 ------------  -----------   ------------

*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS -- Year Ended December 31, 1995

                                                        MIT         MIG         MTR          MGO         MFR         MFB
                                                       Sub-         Sub-        Sub-        Sub-         Sub-        Sub-
                                                      Account     Account     Account      Account     Account     Account
                                                    -----------  ----------  ----------  -----------  ----------  ----------
Income and expenses:
  Dividend income and capital gain distributions
   received.......................................  $ 1,128,667  $  985,916  $2,093,305  $ 3,654,859  $  473,444  $  539,228
  Mortality and expense risk charges..............      135,668      88,422     287,807      355,069      93,646      92,618
                                                    -----------  ----------  ----------  -----------  ----------  ----------
      Net investment income (expense).............  $   992,999  $  897,494  $1,805,498  $ 3,299,790  $  379,798  $  446,610
                                                    -----------  ----------  ----------  -----------  ----------  ----------
Realized and unrealized gains (losses):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales...........................  $ 1,465,125  $  794,128  $4,234,254  $ 4,616,173  $1,595,685  $1,587,638
    Cost of investments sold......................    1,530,247     699,941   3,386,443    4,105,186   1,265,897   1,676,042
                                                    -----------  ----------  ----------  -----------  ----------  ----------
      Net realized gains (losses).................  $   (65,122) $   94,187  $  847,811  $   510,987  $  329,788  $  (88,404)
                                                    -----------  ----------  ----------  -----------  ----------  ----------
  Net unrealized appreciation (depreciation) on
   investments:
    End of year...................................  $   296,421  $    9,941  $3,270,426  $ 2,314,275  $1,679,172  $   15,221
    Beginning of year.............................   (2,127,756)   (606,232)    806,008   (1,660,908)    108,141    (924,010)
                                                    -----------  ----------  ----------  -----------  ----------  ----------
      Change in unrealized appreciation
       (depreciation).............................  $ 2,424,177  $  616,173  $2,464,418  $ 3,975,183  $1,571,031  $  939,231
                                                    -----------  ----------  ----------  -----------  ----------  ----------
  Realized and unrealized gains...................  $ 2,359,055  $  710,360  $3,312,229  $ 4,486,170  $1,900,819  $  850,827
                                                    -----------  ----------  ----------  -----------  ----------  ----------
  Increase in net assets from operations..........  $ 3,352,054  $1,607,854  $5,117,727  $ 7,785,960  $2,280,617  $1,297,437
                                                    -----------  ----------  ----------  -----------  ----------  ----------
                                                    -----------  ----------  ----------  -----------  ----------  ----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                          MCM        MCG        MFH         MWG        MEG
                                                          Sub-       Sub-       Sub-       Sub-        Sub-
                                                        Account    Account    Account     Account    Account       Total
                                                       ----------  --------  ----------  ---------  ----------  -----------
Income and expenses:
  Dividend income and capital gain distributions
   received..........................................  $  391,849  $113,686  $  850,225  $ 393,155  $   --      $10,624,334
  Mortality and expense risk charges.................      98,000    28,957     125,312     41,754     185,410    1,532,663
                                                       ----------  --------  ----------  ---------  ----------  -----------
      Net investment income (expense)................  $  293,849  $ 84,729  $  724,913  $ 351,401  $ (185,410) $ 9,091,671
                                                       ----------  --------  ----------  ---------  ----------  -----------
Realized and unrealized gains (losses):
  Realized gains (losses) on investment transactions:
    Proceeds from sales..............................  $4,239,257  $880,204  $3,185,037  $ 761,413  $1,801,633  $25,160,547
    Cost of investments sold.........................   4,239,257   880,204   3,034,374    811,411   1,271,819   22,900,821
                                                       ----------  --------  ----------  ---------  ----------  -----------
      Net realized gains (losses)....................  $   --      $  --     $  150,663  $ (49,998) $  529,814  $ 2,259,726
                                                       ----------  --------  ----------  ---------  ----------  -----------
  Net unrealized appreciation (depreciation) on
   investments:
    End of year......................................  $   --      $  --     $  161,693  $(280,006) $6,409,399  $13,876,542
    Beginning of year................................      --         --       (419,372)  (412,384)  1,985,871   (3,250,642)
                                                       ----------  --------  ----------  ---------  ----------  -----------
      Change in unrealized appreciation
       (depreciation)................................  $   --      $  --     $  581,065  $ 132,378  $4,423,528  $17,127,184
                                                       ----------  --------  ----------  ---------  ----------  -----------
  Realized and unrealized gains......................  $   --      $  --     $  731,728  $  82,380  $4,953,342  $19,386,910
                                                       ----------  --------  ----------  ---------  ----------  -----------
  Increase in net assets from operations.............  $  293,849  $ 84,729  $1,456,641  $ 433,781  $4,767,932  $28,478,581
                                                       ----------  --------  ----------  ---------  ----------  -----------
                                                       ----------  --------  ----------  ---------  ----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                     MIT                       MIG                      MTR
                                                 Sub-Account               Sub-Account              Sub-Account
                                           ------------------------  -----------------------  ------------------------
                                                  Year Ended               Year Ended                Year Ended
                                                 December 31,             December 31,              December 31,
                                           ------------------------  -----------------------  ------------------------
                                              1995         1994         1995        1994         1995         1994
                                           -----------  -----------  ----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income..................  $   992,999  $   941,136  $  897,494  $   544,896  $ 1,805,498  $   708,043
  Net realized gains (losses)............      (65,122)    (325,464)     94,187      156,783      847,811      466,317
  Net unrealized gains (losses)..........    2,424,177     (843,071)    616,173   (1,273,217)   2,464,418   (2,102,324)
                                           -----------  -----------  ----------  -----------  -----------  -----------
      Increase (decrease) in net assets
       from operations...................  $ 3,352,054  $  (227,399) $1,607,854  $  (571,538) $ 5,117,727  $  (927,964)
                                           -----------  -----------  ----------  -----------  -----------  -----------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received...........  $   369,642  $   376,453  $  179,962  $   183,072  $   632,542  $   776,476
    Net transfers between Sub-Accounts
     and Fixed Account...................      632,110     (161,720)    129,225     (151,270)    (573,277)     298,368
    Withdrawals, surrenders,
     annuitizations, and contract
     charges.............................   (1,247,573)  (1,382,160)   (602,589)    (633,457)  (3,299,740)  (3,550,874)
                                           -----------  -----------  ----------  -----------  -----------  -----------
      Net accumulation activity..........  $  (245,821) $(1,167,427) $ (293,402) $  (601,655) $(3,240,475) $(2,476,030)
                                           -----------  -----------  ----------  -----------  -----------  -----------
  Annuitization activity:
    Annuitizations.......................  $     6,637  $    23,903  $   16,780  $   --       $    16,421  $   --
    Annuity payments.....................      (10,426)      (7,374)    (10,536)     (10,179)     (33,654)     (35,096)
    Annuity transfers....................      --           --           --          --           --           --
    Adjustments to annuity reserve.......         (896)          38         334       (1,123)     (16,418)      (1,676)
                                           -----------  -----------  ----------  -----------  -----------  -----------
      Net annuitization activity.........  $    (4,685) $    16,567  $    6,578  $   (11,302) $   (33,651) $   (36,772)
                                           -----------  -----------  ----------  -----------  -----------  -----------
  Decrease in net assets from participant
   transactions..........................  $  (250,506) $(1,150,860) $ (286,824) $  (612,957) $(3,274,126) $(2,512,802)
                                           -----------  -----------  ----------  -----------  -----------  -----------
    Increase (decrease) in net assets....  $ 3,101,548  $(1,378,259) $1,321,030  $(1,184,495) $ 1,843,601  $(3,440,766)

NET ASSETS:
  Beginning of year......................    8,991,804   10,370,063   6,162,234    7,346,729   21,773,705   25,214,471
                                           -----------  -----------  ----------  -----------  -----------  -----------
  End of year............................  $12,093,352  $ 8,991,804  $7,483,264  $ 6,162,234  $23,617,306  $21,773,705
                                           -----------  -----------  ----------  -----------  -----------  -----------
                                           -----------  -----------  ----------  -----------  -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                     MGO                       MFR                       MFB
                                                 Sub-Account               Sub-Account               Sub-Account
                                           ------------------------  ------------------------  -----------------------
                                                  Year Ended                Year Ended               Year Ended
                                                 December 31,              December 31,             December 31,
                                           ------------------------  ------------------------  -----------------------
                                              1995         1994         1995         1994         1995        1994
                                           -----------  -----------  -----------  -----------  ----------  -----------
OPERATIONS:
  Net investment income..................  $ 3,299,790  $ 1,697,646  $   379,798  $   572,686  $  446,610  $   510,715
  Net realized gains (losses)............      510,987     (141,035)     329,788      359,946     (88,404)    (218,531)
  Net unrealized gains (losses)..........    3,975,183   (3,067,770)   1,571,031   (1,000,706)    939,231     (911,126)
                                           -----------  -----------  -----------  -----------  ----------  -----------
      Increase (decrease) in net assets
       from operations...................  $ 7,785,960  $(1,511,159) $ 2,280,617  $   (68,074) $1,297,437  $  (618,942)
                                           -----------  -----------  -----------  -----------  ----------  -----------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received...........  $   453,315  $   478,427  $   135,168  $   121,114  $  149,502  $   200,554
    Net transfers between Sub-Accounts
     and Fixed Account...................      (83,265)    (774,231)    (299,560)     264,916     633,442   (2,342,807)
    Withdrawals, surrenders,
     annuitizations, and contract
     charges.............................   (4,010,089)  (4,408,644)  (1,142,203)  (1,924,638)   (990,064)  (1,643,081)
                                           -----------  -----------  -----------  -----------  ----------  -----------
      Net accumulation activity..........  $(3,640,039) $(4,704,448) $(1,306,595) $(1,538,608) $ (207,120) $(3,785,334)
                                           -----------  -----------  -----------  -----------  ----------  -----------
  Annuitization activity:
    Annuitizations.......................  $    17,843  $     2,024  $    13,047  $     2,706  $   --      $    20,883
    Annuity payments.....................      (17,899)     (17,432)      (3,401)      (2,839)     (7,848)      (7,361)
    Annuity transfers....................      --           --           --           --           --          --
    Adjustments to annuity reserve.......        8,499         (259)      (1,016)         367       1,914         (211)
                                           -----------  -----------  -----------  -----------  ----------  -----------
      Net annuitization activity.........  $     8,443  $   (15,667) $     8,630  $       234  $   (5,934) $    13,311
                                           -----------  -----------  -----------  -----------  ----------  -----------
  Decrease in net assets from participant
   transactions..........................  $(3,631,596) $(4,720,115) $(1,297,965) $(1,538,374) $ (213,054) $(3,772,023)
                                           -----------  -----------  -----------  -----------  ----------  -----------
    Increase (decrease) in net assets....  $ 4,154,364  $(6,231,274) $   982,652  $(1,606,448) $1,084,383  $(4,390,965)

NET ASSETS:
  Beginning of year......................   24,972,308   31,203,582    6,717,294    8,323,742   6,645,679   11,036,644
                                           -----------  -----------  -----------  -----------  ----------  -----------
  End of year............................  $29,126,672  $24,972,308  $ 7,699,946  $ 6,717,294  $7,730,062  $ 6,645,679
                                           -----------  -----------  -----------  -----------  ----------  -----------
                                           -----------  -----------  -----------  -----------  ----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                      MCM                      MCG                      MFH
                                                  Sub-Account              Sub-Account              Sub-Account
                                            ------------------------  ----------------------  ------------------------
                                                   Year Ended               Year Ended               Year Ended
                                                  December 31,             December 31,             December 31,
                                            ------------------------  ----------------------  ------------------------
                                               1995         1994         1995        1994        1995         1994
                                            -----------  -----------  ----------  ----------  -----------  -----------
OPERATIONS:
  Net investment income...................  $   293,849  $   214,619  $   84,729  $   53,180  $   724,913  $   750,483
  Net realized gains (losses).............      --           --           --          --          150,663    1,152,091
  Net unrealized gains (losses)...........      --           --           --          --          581,065   (2,267,010)
                                            -----------  -----------  ----------  ----------  -----------  -----------
      Increase (decrease) in net assets
       from operations....................  $   293,849  $   214,619  $   84,729  $   53,180  $ 1,456,641  $  (364,436)
                                            -----------  -----------  ----------  ----------  -----------  -----------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received............  $   238,984  $   390,625  $   66,406  $   75,647  $   221,528  $   202,770
    Net transfers between Sub-Accounts and
     Fixed Account........................     (301,095)   1,918,944    (259,690)    485,402     (211,934)     (20,819)
    Withdrawals, surrenders,
     annuitizations, and contract
     charges..............................   (1,961,874)  (2,896,413)   (364,427)   (960,223)  (2,451,712)  (2,371,864)
                                            -----------  -----------  ----------  ----------  -----------  -----------
      Net accumulation activity...........  $(2,023,985) $  (586,844) $ (557,711) $ (399,174) $(2,442,118) $(2,189,913)
                                            -----------  -----------  ----------  ----------  -----------  -----------
  Annuitization activity:
    Annuitizations........................  $   --       $   --       $   --      $   --      $   --       $     2,426
    Annuity payments......................       (4,026)      (3,642)       (196)       (199)     (19,590)     (24,131)
    Annuity transfers.....................      --            20,529      --          --          --           --
    Adjustments to annuity reserve........          464      (19,466)         62          55       (5,594)       2,745
                                            -----------  -----------  ----------  ----------  -----------  -----------
      Net annuitization activity..........  $    (3,562) $    (2,579) $     (134) $     (144) $   (25,184) $   (18,960)
                                            -----------  -----------  ----------  ----------  -----------  -----------
  Decrease in net assets from participant
   transactions...........................  $(2,027,547) $  (589,423) $ (557,845) $ (399,318) $(2,467,302) $(2,208,873)
                                            -----------  -----------  ----------  ----------  -----------  -----------
    Increase (decrease) in net assets.....  $(1,733,698) $  (374,804) $ (473,116) $ (346,138) $(1,010,661) $(2,573,309)

NET ASSETS:
  Beginning of year.......................    8,802,264    9,177,068   2,450,531   2,796,669   10,228,780   12,802,089
                                            -----------  -----------  ----------  ----------  -----------  -----------
  End of year.............................  $ 7,068,566  $ 8,802,264  $1,977,415  $2,450,531  $ 9,218,119  $10,228,780
                                            -----------  -----------  ----------  ----------  -----------  -----------
                                            -----------  -----------  ----------  ----------  -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                   MWG                      MEG
                                               Sub-Account              Sub-Account                   Total
                                         -----------------------  ------------------------  --------------------------
                                               Year Ended                Year Ended                 Year Ended
                                              December 31,              December 31,               December 31,
                                         -----------------------  ------------------------  --------------------------
                                            1995        1994         1995         1994          1995          1994
                                         ----------  -----------  -----------  -----------  ------------  ------------
OPERATIONS:
  Net investment income................  $  351,401  $   134,675  $  (185,410) $    97,096  $  9,091,671  $  6,225,175
  Net realized gains (losses)..........     (49,998)     (56,869)     529,814      469,030     2,259,726     1,862,268
  Net unrealized gains (losses)........     132,378     (421,856)   4,423,528     (117,182)   17,127,184   (12,004,262)
                                         ----------  -----------  -----------  -----------  ------------  ------------
      Increase (decrease) in net assets
       from operations.................  $  433,781  $  (344,050) $ 4,767,932  $   448,944  $ 28,478,581  $ (3,916,819)
                                         ----------  -----------  -----------  -----------  ------------  ------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received.........  $   56,089  $    60,004  $   313,173  $   267,434  $  2,816,311  $  3,132,576
    Net transfers between Sub-Accounts
     and Fixed Account.................      (8,929)    (136,100)     252,941      322,219       (90,032)     (297,098)
    Withdrawals, surrenders,
     annuitizations, and contract
     charges...........................    (694,187)    (700,903)  (1,159,186)  (1,071,937)  (17,923,644)  (21,544,194)
                                         ----------  -----------  -----------  -----------  ------------  ------------
      Net accumulation activity........  $ (647,027) $  (776,999) $  (593,072) $  (482,284) $(15,197,365) $(18,708,716)
                                         ----------  -----------  -----------  -----------  ------------  ------------
  Annuitization activity:
    Annuitizations.....................  $   19,499  $   --       $   --       $   --       $     90,227  $     51,942
    Annuity payments...................      (5,171)      (5,454)     (15,686)     (13,626)     (128,433)     (127,333)
    Annuity transfers..................      --          --           --           (20,529)      --            --
    Adjustments to annuity reserve.....      (5,384)       2,332        5,819       21,345       (12,216)        4,147
                                         ----------  -----------  -----------  -----------  ------------  ------------
      Net annuitization activity.......  $    8,944  $    (3,122) $    (9,867) $   (12,810) $    (50,422) $    (71,244)
                                         ----------  -----------  -----------  -----------  ------------  ------------
  Decrease in net assets from
   participant transactions............  $ (638,083) $  (780,121) $  (602,939) $  (495,094) $(15,247,787) $(18,779,960)
                                         ----------  -----------  -----------  -----------  ------------  ------------
    Increase (decrease) in net
     assets............................  $ (204,302) $(1,124,171) $ 4,164,993  $   (46,150) $ 13,230,794  $(22,696,779)

NET ASSETS:
  Beginning of year....................   3,306,315    4,430,486   12,663,751   12,709,901   112,714,665   135,411,444
                                         ----------  -----------  -----------  -----------  ------------  ------------
  End of year..........................  $3,102,013  $ 3,306,315  $16,828,744  $12,663,751  $125,945,459  $112,714,665
                                         ----------  -----------  -----------  -----------  ------------  ------------
                                         ----------  -----------  -----------  -----------  ------------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account C (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on March 31, 1982 as a funding vehicle for individual variable annuities issued in connection with qualified retirement plans. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), a wholly-owned subsidiary of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

Each year on the contract anniversary, a contract maintenance charge of $25 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

A deduction, when applicable, is made for premium or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

(5) TRANSACTIONS IN UNITS OUTSTANDING

                                               MIT                 MIG                 MTR                   MGO
                                           Sub-Account         Sub-Account         Sub-Account           Sub-Account
                                        ------------------  ------------------  ------------------  ---------------------
                                            Year Ended          Year Ended          Year Ended           Year Ended
                                           December 31,        December 31,        December 31,         December 31,
                                        ------------------  ------------------  ------------------  ---------------------
                                          1995      1994      1995      1994      1995      1994      1995        1994
                                        --------  --------  --------  --------  --------  --------  ---------  ----------
 Units outstanding beginning of year...  233,419   263,601   191,666   210,268   580,826   646,262    952,138   1,126,904
   Units purchased.....................    8,255     9,625     5,027     5,720    15,382    20,357     15,050      17,873
   Units transferred between
    Sub-Accounts and Fixed Account.....   14,317    (4,059)    3,509    (4,872)  (13,411)    7,502     (3,016)    (29,218)
   Units withdrawn, surrendered, and
    annuitized.........................  (27,593)  (35,748)  (16,816)  (19,450)  (80,489)  (93,295)  (128,617)   (163,421)
                                        --------  --------  --------  --------  --------  --------  ---------  ----------
 Units outstanding end of year.........  228,398   233,419   183,386   191,666   502,308   580,826    835,555     952,138
                                        --------  --------  --------  --------  --------  --------  ---------  ----------
                                        --------  --------  --------  --------  --------  --------  ---------  ----------

                                               MFR                 MFB
                                           Sub-Account         Sub-Account
                                        ------------------  ------------------
                                            Year Ended          Year Ended
                                           December 31,        December 31,
                                        ------------------  ------------------
                                          1995      1994      1995      1994
                                        --------  --------  --------  --------
 Units outstanding beginning of year...  189,988   232,537   233,449   368,774
   Units purchased.....................    3,374     3,339     4,911     7,025
   Units transferred between
    Sub-Accounts and Fixed Account.....   (7,419)    7,358    19,907   (84,505)
   Units withdrawn, surrendered, and
    annuitized.........................  (27,027)  (53,246)  (31,696)  (57,845)
                                        --------  --------  --------  --------
 Units outstanding end of year.........  158,916   189,988   226,571   233,449
                                        --------  --------  --------  --------
                                        --------  --------  --------  --------

                                                MCM                  MCG                 MFH
                                            Sub-Account          Sub-Account         Sub-Account
                                        --------------------  ------------------  ------------------
                                             Year Ended           Year Ended          Year Ended
                                            December 31,         December 31,        December 31,
                                        --------------------  ------------------  ------------------
                                          1995       1994       1995      1994      1995      1994
                                        ---------  ---------  --------  --------  --------  --------
 Units outstanding beginning of year      480,850    512,329   139,248   162,009   339,549   408,637
   Units purchased.....................    12,892     21,724     3,707     4,349     7,012     6,736
   Units transferred between
    Sub-Accounts and Fixed Account.....   (16,523)   107,801   (14,383)   28,123    (6,198)    1,513
   Units withdrawn, surrendered, and
    annuitized.........................  (105,850)  (161,004)  (20,366)  (55,233)  (75,972)  (77,337)
                                        ---------  ---------  --------  --------  --------  --------
 Units outstanding end of year.........   371,369    480,850   108,206   139,248   264,391   339,549
                                        ---------  ---------  --------  --------  --------  --------
                                        ---------  ---------  --------  --------  --------  --------

                                               MWG                 MEG
                                           Sub-Account         Sub-Account
                                        ------------------  ------------------
                                            Year Ended          Year Ended
                                           December 31,        December 31,
                                        ------------------  ------------------
                                          1995      1994      1995      1994
                                        --------  --------  --------  --------
 Units outstanding beginning of year     101,661   125,704   390,605   405,542
   Units purchased.....................    1,602     1,846     8,332     8,553
   Units transferred between
    Sub-Accounts and Fixed Account.....     (229)   (4,391)    5,480    11,117
   Units withdrawn, surrendered, and
    annuitized.........................  (19,857)  (21,498)  (31,691)  (34,607)
                                        --------  --------  --------  --------
 Units outstanding end of year.........   83,177   101,661   372,726   390,605
                                        --------  --------  --------  --------
                                        --------  --------  --------  --------

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account C and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account C (the "Variable Account") as of December 31, 1995, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1995 and 1994. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation with the custodian of securities held for the Variable Account as of December 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1995, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 2, 1996

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

COMPASS-I

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
JOHN D. McNEIL, Chairman and Director
JOHN R. GARDNER, President and Director
DAVID D. HORN, Senior Vice President and
  General Manager and Director
RICHARD B. BAILEY, Director
A. KEITH BRODKIN, Director
M. COLYER CRUM, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
BONNIE S. ANGUS, Secretary
L. BROCK THOMSON, Vice President and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Annuity Service Center
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston, Massachusetts 02116-3741

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616
ACCOUNT INFORMATION
For account information, please call toll free:
1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free: 1-800-752-7215 from 8 a.m. to 6 p.m.
Eastern time any business day.

                                                               CO1US-2 2/96 8.5M

                                     [LOGO]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                          FIXED/VARIABLE ANNUITY
                                                  FOR QUALIFIED RETIREMENT PLANS

                                               ANNUAL REPORT - DECEMBER 31, 1995

                                                                       ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                            SUN LIFE ASSURANCE COMPANY OF CANADA